Operating leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating lease costs	$ 7,768	$ 8,964	$ 15,857	$ 17,619
Income from sub-leases	(246)	(547)	(514)	(1,067)
Net operating lease costs	$ 7,522	$ 8,417	$ 15,343	$ 16,552